Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [abstract]
Businesses acquired	3	4
Investments in businesses	1	2
Total number of transactions	4	6
Businesses acquired	$ 214	$ 110
Less: Cash acquired	(7)
Businesses acquired, net of cash	207	110
Deferred and contingent consideration payments		1
Investments in businesses	6	1
Total	213	112
Consideration comprised of:
Cash consideration	185	112
Non-cash consideration	28
Total	$ 213	$ 112